NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

29.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions

During the year, the Group had non-cash additions to right-of-use assets and lease liabilities of CNY1,781 (US$258) (2021: CNY102) and CNY1,781 (US$258) (2021: CNY102), respectively, with respect to lease arrangements for motor vehicles, offices and warehouses.

(b)	Changes in liabilities arising from financing activities

Year Ended December 31, 2021	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2021	80,000	—	79,459	7,149	3,550
Changes from financing cash flows	(7,035)	(4,900)	49,788	(7,149)	(1,613)
New leases	—	—	—	—	102
Interest expenses	4,035	9,948	—	—	150
Other changes	—	—	(123,537)	14,050	—

As of December 31, 2021	77,000	5,048	5,710	14,050	2,189

Year Ended December 31, 2022	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2022	77,000	5,048	5,710	14,050	2,189
Changes from financing cash flows	(6,882)	(5,048)	(2,765)	(6,885)	(1,253)
New leases	—	—	—	—	1,781
Interest expenses	3,882	—	—	—	133
Other changes	—	—	463	(12)	65

As of December 31, 2022	74,000	—	3,408	7,153	2,915

Year Ended December 31, 2022	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$	US$	US$

As of January 1, 2022	11,163	732	828	2,037	317
Changes from financing cash flows	(998)	(732)	(401)	(998)	(181)
New leases	—	—	—	—	258
Interest expenses	563	—	—	—	19
Other changes	—	—	67	(2)	9

As of December 31, 2022	10,728	—	494	1,037	422

(c)	Total cash outflow for leases

	2021	2022	2022
	CNY	CNY	US$

Within operating activities	(511)	(250)	(36)
Within financing activities	(1,613)	(1,253)	(181)
Total cash outflow for leases	(2,124)	(1,503)	(217)